Commitments and Contingencies (Details) - Schedule of operating leases	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Operating Leases Abstract
Weighted average remaining lease term:	2 years 8 months 1 day	3 years 4 months 28 days
Weighted average discount rate used to determine present value of operating lease liability:	8.00%	8.00%